N-2	Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001751783
Amendment Flag	false
Securities Act File Number	001-38779
Document Type	8-K
Entity Registrant Name	Rhinebeck Bancorp, Inc
Entity Address, Address Line One	2 Jefferson Plaza
Entity Address, City or Town	Poughkeepsie
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12601
City Area Code	845
Local Phone Number	454-8555
Entity Emerging Growth Company	true
Entity Ex Transition Period	false